                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                  Schwab Investments -- Global Real Estate Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
            ---------------------------------------------------------
            (Address of principal executive offices)       (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB GLOBAL REAL ESTATE FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2007(1) (Unaudited)


The following are the portfolio holdings as of the report date.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
  95.7%  COMMON STOCK                                 252,799           256,456

  94.3%  SHORT-TERM                                   252,932           252,932
         INVESTMENTS
--------------------------------------------------------------------------------
 190.0%  TOTAL INVESTMENTS                            505,731           509,388

(90.0)%  OTHER ASSETS AND
         LIABILITIES                                                   (241,262)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                     268,126


                                                    NUMBER OF           VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 95.7% OF NET ASSETS

ASIA PACIFIC AND OTHER 26.1%
--------------------------------------------------------------------------------
AUSTRALIA 8.6%
Centro Properties Group                               461,267              3,632
Commonwealth Property Office Fund                   2,240,732              3,100
GPT Group                                             832,880              3,552
ING Office Fund                                     1,422,427              2,123
Westfield Group                                       601,342             10,673
                                                                     -----------
                                                                          23,080

HONG KONG 7.3%
Great Eagle Holdings Ltd.                             409,000              1,572
Hang Lung Properties Ltd.                             747,000              2,369
Kerry Properties Ltd.                                 390,500              2,398
New World Development Co., Ltd.                       933,000              2,277
Sun Hung Kai Properties Ltd.                          685,000              7,957
The Link REIT                                       1,237,500              2,878
                                                                     -----------
                                                                          19,451

JAPAN 8.3%
Mitsubishi Estate Co., Ltd.                           266,000              8,184
Mitsui Fudosan Co., Ltd.                              188,000              5,923
Nippon Building Fund, Inc.                                286              4,624
NTT Urban Development Corp.                             1,492              3,608
                                                                     -----------
                                                                          22,339

SINGAPORE 1.9%
Ascendas Real Estate Investment
   Trust (A-REIT)                                     934,000              1,737
Capitacommercial Trust                                870,000              1,695
Suntec Real Estate Investment
   Trust                                            1,268,000              1,674
                                                                     -----------
                                                                           5,106
                                                                     -----------
                                                                          69,976
EUROPE 24.2%
--------------------------------------------------------------------------------
AUSTRIA 1.3%
CA Immobilien Anlagen AG *                            108,080              3,515

DENMARK 0.4%
Sjaelso Gruppen A/S                                    27,065              1,124

FRANCE 4.2%
Gecina S.A.                                            12,794              2,317
Klepierre                                              18,218              3,525
Mercialys                                              11,179                442
Unibail                                                16,930              4,853
                                                                     -----------
                                                                          11,137

GERMANY 0.9%
IVG Immobilien AG                                      54,455              2,354

LUXEMBOURG 0.6%
ProLogis European Properties                           88,903              1,743

NORWAY 0.7%
Norwegian Property A.S.A                              125,845              1,811

SPAIN 1.2%
Inmobiliaria Colonial S.A. *                          583,525              3,360

SWEDEN 1.4%
Fabege AB                                             154,663              2,001
Hufvudstaden AB, A Shares                             134,000              1,647
                                                                     -----------
                                                                           3,648

UNITED KINGDOM 13.5%
British Land Co., plc                                 244,669              7,010
Derwent London plc                                     86,866              3,567
Great Portland Estates plc                            247,201              3,505
Hammerson plc                                         165,311              5,212
Land Securities Group plc                             231,493              8,918
Liberty International plc                             143,868              3,455
Segro plc                                             323,738              4,593
                                                                     -----------
                                                                          36,260
                                                                     -----------
                                                                          64,952
NORTH AMERICA 45.4%
--------------------------------------------------------------------------------
CANADA 5.4%
Boardwalk Real Estate Investment
   Trust                                               29,943              1,256
Brookfield Properties Corp.                           185,884              4,859
Calloway Real Estate Investment
   Trust                                               58,115              1,471
Canadian Apartment Properties Real
   Estate Investment Trust                             50,400                975
RioCan Real Estate Investment
   Trust                                              234,753              5,797
                                                                     -----------
                                                                          14,358

UNITED STATES 40.0%
AMB Property Corp.                                    142,757              8,258
AvalonBay Communities, Inc.                            56,921              7,422
Boston Properties, Inc.                                94,166             10,893

SCHWAB GLOBAL REAL ESTATE FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                    NUMBER OF           VALUE
SECURITY                                              SHARES         ($ X 1,000)
DiamondRock Hospitality Co.                           162,780              3,409
Douglas Emmett, Inc.                                  124,496              3,283
Essex Property Trust, Inc.                             51,057              6,496
Healthcare Realty Trust, Inc.                         101,836              3,337
Host Hotels & Resorts, Inc.                           233,572              5,961
iStar Financial, Inc.                                 119,287              5,729
Kimco Realty Corp.                                     89,721              4,153
ProLogis                                              164,426             10,632
Simon Property Group, Inc.                             60,883              6,574
SL Green Realty Corp.                                  23,889              3,346
Starwood Hotels & Resorts
   Worldwide, Inc.                                    116,998              8,432
The Macerich Co.                                       55,900              4,986
Ventas, Inc.                                           98,904              4,190
Vornado Realty Trust                                   83,205             10,069
                                                                     -----------
                                                                         107,170
                                                                     -----------
                                                                         121,528
                                                                     -----------
TOTAL COMMON STOCK
(COST $252,799)                                                          256,456
                                                                     -----------

SECURITY                                          FACE AMOUNT              VALUE
    RATE, MATURITY DATE                           ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 94.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 94.3%
--------------------------------------------------------------------------------
Citibank, NAS
   Time Deposit
   5.02%, 06/01/07                                     66,074             66,074
JP Morgan, Grand Cayman
   Time Deposit
   5.02%, 06/01/07                                    114,562            114,562
Wells Fargo, Grand Cayman
   Time Deposit
   5.02%, 06/01/07                                     72,296             72,296
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $252,932)                                                          252,932
                                                                     -----------


END OF INVESTMENTS.

At 05/31/07, the tax basis cost of the fund's investments was $505,731, and the unrealized appreciation and depreciation were $4,032 and ($375), respectively, with a net unrealized appreciation of $3,657.

(1)  Commencement of operations.
*    Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments
              ------------------

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: July 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: July 10, 2007

By:   /s/ George Pereira
      -------------------
      George Pereira
      Principal Financial Officer

Date: July 10, 2007